Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share

NOTE 3. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic earnings per share and diluted earnings per share for income from continuing operations for the years ended December 31, 2011, 2010 and 2009, are shown in the table below:

Year Ended December 31,	2011	2010	2009
Numerators
Numerator for basic earnings per share:
Income from continuing operations	$4,184	$19,400	$12,427
Income attributable to noncontrolling interest	(240)	(315)	(309)
Income from continuing operations attributable to AT&T	3,944	19,085	12,118
Dilutive potential common shares:
Other share-based payment	11	11	10
Numerator for diluted earnings per share	$3,955	$19,096	$12,128
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,928	5,913	5,900
Dilutive potential common shares:
Stock options	4	3	3
Other share-based payment (in shares)	18	22	21
Denominator for diluted earnings per share	5,950	5,938	5,924
Basic earnings per share from continuing operations attributable to AT&T	$0.66	$3.23	$2.06
Basic earnings per share from discontinued operations attributable to AT&T	-	0.13	-
Basic earnings per share attributable to AT&T	$0.66	$3.36	$2.06
Diluted earnings per share from continuing operations attributable to AT&T	$0.66	$3.22	$2.05
Diluted earnings per share from discontinued operations attributable to AT&T	-	0.13	-
Diluted earnings per share attributable to AT&T	$0.66	$3.35	$2.05

At December 31, 2011, 2010 and 2009, we had issued and outstanding options to purchase approximately 66 million, 130 million, and 178 million shares of AT&T common stock. The exercise prices of 40 million, 100 million, and 163 million shares in 2011, 2010, and 2009 were above the average market price of AT&T stock for the respective periods. Accordingly, we did not include these amounts in determining the dilutive potential common shares. At December 31, 2011, the exercise prices of 24 million vested stock options were below market price.